Document And Entity Information	12 Months Ended
Dec. 31, 2014
Document Information [Line Items]
Entity Registrant Name	GlassesOff Inc.
Entity Central Index Key	0001487522
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Entity Filer Category	Smaller Reporting Company